Summary Of Significant Accounting Policies (Computation Of Basic And Diluted Income Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 9,871	$ 8,243	$ 5,715
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	6,933,576	6,896,215	6,820,721
Add assumed exercise of outstanding dilutive potential ordinary shares	34,729	98,377	117,735
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	6,968,305	6,994,592	6,938,456
Basic income per ordinary share (US$)	$ 1.424	$ 1.195	$ 0.838
Diluted income per ordinary share (US$)	$ 1.417	$ 1.178	$ 0.824
Number of options and warrants excluded from the diluted earnings per share calculation because of anti-dilutive effect	135,000	135,000	137,500